Prepaid Expense (Details) - Schedule of Prepaid Expense - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Prepaid Expense [Abstract]
Advancement to suppliers for inventory	€ 884,768	€ 632,185
Advancement for PP&E under construction	11,258	26,727
Conference	2,995	61,036
Security deposits and others	15,957	15,658
Total	€ 914,978	€ 735,606